As filed with the Securities and Exchange Commission on May 20, 2014

File No. 333-45431/811-08629

United States

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /

Pre-Effective Amendment No.	/ /
Post-Effective Amendment No. 117	/ X /

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	/ X /

Amendment No. 118	/ X /

HARTFORD SERIES FUND, INC.

(Exact Name of Registrant as Specified in Charter)

5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number including Area Code: (610) 386-4068

Edward P. Macdonald, Esquire

Hartford Funds Management Company, LLC

5 Radnor Corporate Center, Suite 300

100 Matsonford Road

Radnor, Pennsylvania 19087

(Name and Address of Agent for Service)

Copy to:

John V. O’Hanlon, Esquire

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, Massachusetts 02110-2605

It is proposed that this filing will become effective (check appropriate box):

X	immediately upon filing pursuant to paragraph (b) of Rule 485 on (date) pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed
____	post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Radnor, Commonwealth of Pennsylvania, on the 20th day of May 2014.

HARTFORD SERIES FUND, INC.

By:    /s/ James E. Davey
        James E. Davey
        President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ James E. Davey	Director, President,	May 20, 2014
James E. Davey	Chief Executive Officer

/s/ Mark A. Annoni	Controller & Treasurer	May 20, 2014
Mark A. Annoni	(Chief Accounting Officer & Chief Financial Officer)

*	Director	May 20, 2014
Lynn S. Birdsong

*	Chairman of the Board	May 20, 2014
Robert M. Gavin, Jr.	and Director

*	Director	May 20, 2014
Duane E. Hill

*	Director	May 20, 2014
Sandra S. Jaffee

*	Director	May 20, 2014
William P. Johnston

*	Director	May 20, 2014
Phillip O. Peterson

*	Director	May 20, 2014
Lemma W. Senbet

*	Director	May 20, 2014
Lowndes A. Smith

/s/ Edward P. Macdonald		May 20, 2014
* By Edward P. Macdonald Attorney-in-fact

*             Pursuant to Power of Attorney dated February 5, 2014 (incorporated by reference to Post-Effective Amendment No. 111 to Registration Statement on Form N-1A (File No. 333-45431) filed on February 18, 2014)

EXHIBIT INDEX

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document